Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2025 Portfolio℠
March 31, 2024
VIPF2025-NPRT1-0524
1.830299.118
Domestic Equity Funds - 28.6%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	335,552	19,005,666
VIP Equity-Income Portfolio Initial Class (a)	573,382	15,458,387
VIP Growth & Income Portfolio Initial Class (a)	711,784	21,211,154
VIP Growth Portfolio Initial Class (a)	295,895	31,506,870
VIP Mid Cap Portfolio Initial Class (a)	120,830	4,868,239
VIP Value Portfolio Initial Class (a)	533,825	10,825,975
VIP Value Strategies Portfolio Initial Class (a)	303,353	5,378,455
TOTAL DOMESTIC EQUITY FUNDS (Cost $60,570,509)		108,254,746

International Equity Funds - 26.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,050,053	33,276,073
VIP Overseas Portfolio Initial Class (a)	2,371,100	65,845,449
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $76,395,746)		99,121,522

Bond Funds - 45.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,088,318	45,947,514
Fidelity International Bond Index Fund (a)	1,185,029	10,866,718
Fidelity Long-Term Treasury Bond Index Fund (a)	2,637,112	25,685,467
VIP High Income Portfolio Initial Class (a)	1,330,793	6,241,418
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,752,060	82,269,362
TOTAL BOND FUNDS (Cost $182,772,910)		171,010,479

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $319,739,165)	378,386,747
NET OTHER ASSETS (LIABILITIES) - 0.0%	(33,872)
NET ASSETS - 100.0%	378,352,875

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	45,960,157	4,379,296	4,353,658	15,654	(160,959)	122,678	45,947,514
Fidelity International Bond Index Fund	13,026,169	896,887	3,015,650	79,692	(116,759)	76,071	10,866,718
Fidelity Long-Term Treasury Bond Index Fund	21,236,859	8,684,674	3,527,441	188,091	(701,705)	(6,920)	25,685,467
VIP Contrafund Portfolio Initial Class	17,851,037	828,180	2,480,665	68,830	191,193	2,615,921	19,005,666
VIP Emerging Markets Portfolio Initial Class	34,002,026	2,030,596	3,753,807	28,061	46,628	950,630	33,276,073
VIP Equity-Income Portfolio Initial Class	14,475,187	1,451,210	1,713,168	77,796	44,323	1,200,835	15,458,387
VIP Growth & Income Portfolio Initial Class	19,898,021	1,696,801	2,398,722	128,467	63,675	1,951,379	21,211,154
VIP Growth Portfolio Initial Class	29,563,106	1,359,773	3,499,208	422,229	208,578	3,874,621	31,506,870
VIP High Income Portfolio Initial Class	6,341,779	350,919	569,668	2,600	(5,877)	124,265	6,241,418
VIP Investment Grade Bond II Portfolio - Initial Class	95,810,293	6,483,913	19,350,431	55,110	(842,394)	167,981	82,269,362
VIP Mid Cap Portfolio Initial Class	4,530,824	482,537	629,155	81,117	34,314	449,719	4,868,239
VIP Overseas Portfolio Initial Class	65,800,781	2,852,737	7,475,017	239,607	176,694	4,490,254	65,845,449
VIP Value Portfolio Initial Class	10,096,260	1,357,434	1,285,562	209,594	37,867	619,976	10,825,975
VIP Value Strategies Portfolio Initial Class	4,996,294	716,716	712,761	67,665	24,803	353,403	5,378,455
	383,588,793	33,571,673	54,764,913	1,664,513	(999,619)	16,990,813	378,386,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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